Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 1,326	$ 1,599
Land use right of factory land in Xinxing, Guangdong, PRC	1,459	1,652
Golf club membership		41
Total	$ 2,785	$ 3,292